BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Details) R$ in Thousands				12 Months Ended
	Oct. 03, 2022 BRL (R$)	Sep. 17, 2022 BRL (R$)	Apr. 20, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) customer	Oct. 20, 2022 BRL (R$)
Disclosure of detailed information about business combination [line items]
Fair value of the licenses acquired				R$ 2,518,836
Fair value of the customer portfolio acquired				96,195
Fair value of the contingent liabilities				453,697
Fair value of net assets acquired				2,096,874
Net assets acquired
Current assets				542,289
Cash and cash equivalents				64,056
Trade accounts receivable				371,328
Taxes, charges and contributions recoverable				9,988
Prepaid expenses				96,917
Non-current assets				3,647,190
Taxes, charges and contributions recoverable				1,798
Deferred taxes				218,670
Prepaid expenses				43,795
Property, plant and equipment				674,166
Intangible assets				2,708,761
Fair value of assets acquired				4,189,479
Current liabilities				1,157,474
Trade accounts payable				120,626
Income and social contribution taxes payable				1,494
Taxes, charges and contributions payable				201,635
Leases				107,590
Provisions				655,827
Deferred revenue				35,347
Other liabilities				34,955
Non-current liabilities				935,131
Leases				481,434
Provisions				453,697
Fair value of liabilities assumed				2,092,605
Fair value of net assets acquired				2,096,874
Goodwill				3,394,710
Total considered				5,491,584
Write-down of property, plant and equipment				131,578
Deferred taxes on contingent liabilities				154,257
Acquired Base price subject to price adjustment				3,186,922
Withheld amount for price adjustment		R$ 488,458
Percentage of amount paid for acquisition		10.00%
Judicial deposit related to an acquisition				522,297	R$ 515,565
Transaction costs		R$ 1,075,461	R$ 49,600
Impairment loss on accounts receivable			36,032
Net operating revenue from the acquisition date			1,117,232
Profit from the acquisition date			4,542
Licenses
Disclosure of detailed information about business combination [line items]
Fair value of the licenses acquired				R$ 2,518,836
Amortized term of licenses				10 years 29 days
Percentage of estimated loss of annual customers per year				9.00%
Percentage of net operating revenue as depreciation				9.20%
Tax rate according to Brazilian tax legislation				34.00%
After-tax discount rate				12.40%
Licenses | Fixed rate
Disclosure of detailed information about business combination [line items]
Oibda Margin				35.30%
Licenses | Floating interest rate
Disclosure of detailed information about business combination [line items]
Oibda Margin				54.50%
Customer portfolio
Disclosure of detailed information about business combination [line items]
Fair value of the customer portfolio acquired				R$ 96,195
Tax rate according to Brazilian tax legislation				34.00%
After-tax discount rate				12.40%
Number of relationships with customers | customer				5
Percentage of marketing expenses add-back				97.00%
Average term | Customer portfolio
Disclosure of detailed information about business combination [line items]
Amortized term of customer portfolio				6 years 7 months 6 days
Minimum
Net assets acquired
Book value of accounts receivables			371,328
Minimum | Licenses
Disclosure of detailed information about business combination [line items]
Amortized term of licenses				5 years
Minimum | Customer portfolio
Disclosure of detailed information about business combination [line items]
Amortized term of customer portfolio				5 years
Historical percentage of customers leaving				26.80%
Maximum
Net assets acquired
Book value of accounts receivables			407,360
Maximum | Licenses
Disclosure of detailed information about business combination [line items]
Amortized term of licenses				15 years
Maximum | Customer portfolio
Disclosure of detailed information about business combination [line items]
Amortized term of customer portfolio				8 years
Historical percentage of customers leaving				50.20%
Oi UPI Mobile Assets
Net assets acquired
Total considered			R$ 5,491,584
Indemnification to be paid		353,269
Judicial deposit related to an acquisition				R$ 522,297	R$ 515,565
Transaction costs	R$ 1,527,802
Book value of accounts receivables	515,565
Garliava
Net assets acquired
Indemnification to be paid		R$ 63,863
Transaction costs	R$ 120,000